STOCK AWARDS, WARRANTS AND OPTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Warrant Activity
The following table summarizes all warrant activity for the years ended December 31, 2014 and 2013:

	Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2013	1,733,599	$3.38
Cancelled	(1,733,599)	3.38
Assumed from merger	81,237	63.33
Granted	251,044	2.27
Outstanding at December 31, 2013	332,281	$17.20
Expired	(28,400)	94.00
Outstanding at December 31, 2014	303,881	$10.02

Outstanding Warrants to Purchase Shares of the Company's Common Stock
The following table summarizes all outstanding warrants to purchase shares of the Company’s common stock as of December 31, 2014:

At December 31, 2014
Grant Date	Warrants Outstanding	Weighted Average Exercise Price	Expiration Date
4/21/2010	52,650	$47.00	4/21/2015
4/4/2012	187	$2.27	4/4/2017
11/20/2013	251,044	$2.27	11/20/2018
	303,881

Stock Options
Stock Options, Valuation Assumptions
The Company used the following assumptions to estimate the fair value of stock options issued in the years ended December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013
Expected volatility	112%-117%	118%
Expected term	7 years	0.1-7 years
Dividend yield	0%	0%
Risk-free interest rates	2.15% - 2.23%	0.13% - 2.30%

Employee Stock-based Compensation Costs
Employee and non-employee stock-based compensation expense for the years ended December 31, 2014 and 2013 was as follows:

	2014	2013

General and administrative	$345,682	$263,593
Research and development	134,555	-
Total	$480,237	$263,593

Schedule of Summarizing Stock Option Activity
The following table summarizes information about stock options outstanding and exercisable at December 31, 2014:

Shares Outstanding
Range of Ex. Prices	Shares Outstanding	Weighted Average Term (yrs.)	Weighted Average Exercise Price
$0.16 - $0.19	100,627	3.80	$0.17
$0.30 - $0.37	4,469,298	7.39	$0.36
$0.87	56,021	3.95	$0.87
$4.39 - $12.00	368,154	9.46	$5.01
$18.50 - $28.50	9,600	0.87	$23.08
$34.00	1,000	0.72	$34.00
	5,004,700	7.42	$0.75

Shares Exercisable
Range of Ex. Prices	Shares Exercisable	Weighted Average Term (yrs.)	Weighted Average Exercise Price
$0.16 - $0.19	100,627	3.80	$0.17
$0.30 - $0.37	3,342,883	7.23	$0.37
$0.87	56,021	3.95	$0.87
$4.39 - $12.00	24,402	9.36	$4.60
$18.50 - $28.50	9,600	0.87	$23.08
$34.00	1,000	0.72	$34.00
	3,534,533	7.08	$0.47

Information about Stock Options Outstanding and Exercisable
The following is a schedule summarizing stock option activity for the years ended December 31, 2014 and 2013:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2013	3,679,814	$0.37
Granted	1,186,672	0.31
Assumed from merger	22,033	34.15
Exercised	-	-
Outstanding at December 31, 2013	4,888,519	$0.51
Granted	368,154	5.01
Exercised	(15,139)	0.32
Expired/Cancelled	(236,834)	2.39
Outstanding at December 31, 2014	5,004,700	$0.75
Exercisable at December 31, 2014	3,534,533	$0.47